Financial risk management (Details) - Currency risk - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other currencies
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	$ 8,239,870	$ 6,275,270	$ 5,821,969
Other currencies | Trade receivables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	0	2,821	0
Other currencies | Intercompany receivables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	7,893,582	6,229,158	5,142,906
Other currencies | Trade payables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	(150,734)	(151,076)	(147,934)
Other currencies | Intercompany payables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	(1,063,795)	(833,354)	(187,983)
Other currencies | Debt
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	0	0	0
Other currencies | Intercompany debt receivable
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	1,557,038	1,024,417	1,011,646
Other currencies | Intercompany debt payable
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	0	0
Other currencies | Cash and cash equivalents
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	3,779	3,303	3,334
U.S. Dollars
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	(15,596,073)	12,607,543	35,389,076
U.S. Dollars | Trade receivables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	750,370	524,388	312,652
U.S. Dollars | Intercompany receivables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	15,594,842	16,993,042	31,819,855
U.S. Dollars | Trade payables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	(147,660)	(147,996)	(150,095)
U.S. Dollars | Intercompany payables
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	(35,100,711)	(8,973,929)	(1,598,578)
U.S. Dollars | Debt
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	0	0	0
U.S. Dollars | Intercompany debt receivable
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	5,000,000	5,000,000	5,000,033
U.S. Dollars | Intercompany debt payable
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	(2,441,767)	(2,249,986)
U.S. Dollars | Cash and cash equivalents
Non Derivative Financial Instrument [Line Items]
Non-derivative financial instruments exposed to currency risk	$ 748,853	$ 1,462,024	$ 5,209